STRATEGIC COLLABORATION AGREEMENT WITH NOVARTIS (Details) - Novartis [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Disclosure of detailed information about business combination [line items]
Initial outstanding share capital acquired | shares	5,000
Percentage of acquired outstanding capital	12.80%
Private transaction per share price | $ / shares	$ 2.00
Total equity investment	$ 10,000
Option fee payment	$ 5,000
Percentage of fund anticipated remaining development	50.00%